Discontinued Operations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		3 Months Ended					6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2013 Teekay Corporation [Member]	Mar. 31, 2013 Teekay Corporation [Member]	Mar. 31, 2014 Conventional Tanker [Member] Teekay Corporation [Member] Vessel	Jun. 30, 2014 Conventional Tanker [Member] Discontinued Operations [Member] Vessel	Jun. 30, 2013 Conventional Tanker [Member] Discontinued Operations [Member] Vessel	Jun. 30, 2014 Conventional Tanker [Member] Discontinued Operations [Member] Vessel	Jun. 30, 2013 Conventional Tanker [Member] Discontinued Operations [Member] Vessel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Early termination fees	$ 16,427	$ 18,572	$ 33,757	$ 37,385	$ 4,500	$ 6,800
Number of vessels							2	3	3	3	3